Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Trade Receivables

9.1 Trade receivables

	As of December 31,	As of December 31,
	2017	2018
	$ in thousands
Trade receivables	3,079	3,353
Provision for expected credit losses	(326)	(382)

Total net value of trade receivables	2,753	2,971

Disclosure of Subsidies Receivables

9.2 Subsidies receivables

	As of December 31,	As of December 31,
	2017	2018
	$ in thousands
Research tax credit	9,039	16,842
Other subsidies	1,812	1,598
Valuation allowance for other subsidies	(1,326)	(1,266)

Total subsidies receivables	9,524	17,173

Disclosure of Other Current Assets

9.3 Other current assets

	As of December 31,	As of December 31,
	2017	2018
	$ in thousands
VAT receivables	1,543	1,679
Prepaid expenses and other prepayments	8,304	10,985
Tax and social receivables	873	244
Deferred expenses and other current assets	2,993	2,425

Total other current assets	13,713	15,333